Leases, Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 195
2026	140
2027	109
2028	111
2029	111
Thereafter	653
Total lease payments	1,319
Less: Imputed Interest	(295)
Total operating leases	$ 1,024	$ 1,205